Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Schedule of income statement items by nature of cost
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

		Year ended December 31,
in € thousand	Note	2024	2023	2022
Consulting and other purchased services		65,783	80,988	141,631
Cost of services and change in inventory		13,681	11,417	190,086
Employee benefit expense other than share-based compensation (*)	5.7	83,028	72,997	56,393
Share-based compensation expense	5.7	8,710	6,276	(5,215)
Raw materials and consumables used		21,982	14,113	12,723
Depreciation and amortization and impairment	5.12/13/14	19,586	16,853	44,285
Building and energy costs		13,908	13,088	14,696
Supply, office and IT costs		7,682	11,663	11,739
License fees and royalties		4,065	5,492	6,830
Advertising costs		16,781	13,361	7,343
Warehousing and distribution costs		5,790	3,939	1,898
Travel and transportation costs		3,197	2,700	2,208
Other expenses		3,593	4,432	2,329
OPERATING EXPENSES		267,788	257,320	486,945

Schedule of principal accountant fees and services
Principal Accountant Fees and Services
PricewaterhouseCoopers Audit and Deloitte & Associés served as independent auditors for the year ended December 31, 2024 and for all other reporting periods presented. The table below shows fees charged by those firms and member firms of their networks to Valneva and consolidated subsidiaries in the years ended December 31, 2024 and 2023.

	Year ended December 31,
	PricewaterhouseCoopers						Deloitte & Associés
in € thousand	2024	%	2023	%	2022	%	2024	%	2023	%	2022	%
Audit fees	1,710	89%	2,076	98%	1,891	99%	1,311	89%	1,902	99%	1,678	99%
provided by the statutory auditor	1,272	66%	1,539	73%	1,386	72%	1,185	80%	1,622	84%	1,376	81%
provided by the statutory auditor's network	439	23%	537	25%	505	26%	126	9%	280	15%	302	18%
Audit-related Fees	—	—%	—	—%	—	—%	—	—%	—	—%	13	1%
provided by the statutory auditor	—	—%	—	—%	—	—%	—	—%	—	—%	13	1%
provided by the statutory auditor's network	—	—%	—	—%	—	—%	—	—%	—	—%	—	—%
Tax Services	45	2%	40	2%	25	1%	—	—%	—	—%	—	—%
provided by the statutory auditor's network	45	2%	40	2%	25	1%	—	—%	—	—%	—	—%
All Other Fees	163	8%	—	—%	—	—%	163	11%	19	1%	—	—%
Total	1,918	100%	2,116	100%	1,916	100%	1,474	100%	1,921	100%	1,691	100%